N-CEN Filing – Attachment - Item G.1.b.(1)(v)
Tax-Exempt Private Credit Fund

Attachment for N-CEN Item G.1.b.(1)(v): Disclosure of Late Section 16 Filing

Pursuant to Item G.1.b.(1)(v), the Fund is reporting the following late filing under Section 16 of the Securities Exchange Act of 1934:

•	Filer: Jennifer Black
•	Form Type: Form 3 (File No.: 811-23318)
•	Required Filing Date: March 15, 2025
•	Actual Filing Date: May 14, 2025

The filing was submitted after the required due date, due to a delay in internal processing, and the delay has been noted here in accordance with the reporting requirements of Item G.1.b.(1)(v).